Schedule of Short-term and Long-term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 2,084	$ 2,944	$ 1,900
Less current portion of long-term debt	(344)	(1,011)
Total long-term debt, net of current portion	1,740	1,933	1,900
Total long-term debt, net of current portion	1,740	1,933	1,900
Senior Secured Convertible Debenture [Member]
Debt Instrument [Line Items]
Senior Secured Convertible Debenture	500	500
Debt Discount	(382)	(467)
EIDL Loan	200
Senior Secured Convertible Debenture, net	318	33
Senior Secured Convertible Debenture, net	318	33
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Total debt	1,000	1,000	1,900
Paycheck Protection Program Loan 2 [Member]
Debt Instrument [Line Items]
Total debt	766	1,900
IPFS Insurance Premium Note Payable [Member]
Debt Instrument [Line Items]
Total debt		$ 11